Subsequent Events (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2022	Mar. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	May 10, 2022	Nov. 03, 2021
Subsequent Events (Details) [Line Items]
Purchased shares		22,058		22,058
Common stock issued (in Dollars)				$ 84,220
Common stock value			3,746
Shares issued					24,500	350,000
Fair value of shares (in Dollars)			$ 93,100
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Purchased shares issue			944
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Options to purchase shares	12,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Rental lease amount (in Dollars)	$ 3,000